Borrowings (Tables)	12 Months Ended
Mar. 31, 2024
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Short-term Borrowings and Long-term Borrowings (with Original Maturities of More Than One Year)
Borrowings at March 31, 2024 and 2023 consisted of the following:

	At March 31,
	2024	2023
	(In millions)
Unsubordinated borrowings	¥14,356,932	¥13,532,217
Subordinated borrowings	159,427	186,218
Liabilities associated with securitization transactions	1,168,156	1,236,369
Lease liabilities	422,643	416,997

Total borrowings	¥16,107,158	¥15,371,801